Income Taxes - Summary of Balances of Deferred Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liabilities
Maintenance deposits	$ (11,945)	$ (17,918)
Prepaid dividend tax	(5,801)	(2,003)
Property and equipment	944	1,502
Other	(1,738)	(1,879)
Set off tax	1,969	1,516
Deferred tax liabilities	(16,571)	(18,782)
Deferred tax assets
Provision for return conditions	9,807	8,564
Air traffic liability	2,686	2,462
Other provisions	1,946	2,109
Tax Loss	18,273	16,577
Set off tax	(1,969)	(1,516)
Deferred tax assets	30,743	28,196
Total deferred taxes	14,172	9,414
Deferred tax liabilities
Maintenance deposits	(5,973)	(5,973)	$ (5,972)
Prepaid dividend tax	3,798	2,003	(7,403)
Property and equipment	558	606	(5,004)
Other	(141)	379	(3,190)
Set off tax	(453)	(423)	362
Deferred tax liabilities	(2,211)	(3,408)	(21,207)
Deferred tax assets
Provision for return conditions	(1,243)	4,101	(2,570)
Air traffic liability	(224)	24	(447)
Other provisions	161	(1,485)	6,202
Tax Loss	(1,695)	4,336	(19,203)
Set off tax	453	423	(362)
Deferred tax assets	(2,548)	7,399	(16,380)
Origination and reversal of temporary differences	$ (4,759)	$ 3,991	$ (37,587)